Note 18 - Fair Value Disclosure Measurements - Additional Quantitative Information About Assets Measured at Fair Value on Non-recurring Basis (Details) - Fair Value, Nonrecurring [Member]
$ in Thousands
		Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Other real estate owned		$ 6,992
Fair Value, Inputs, Level 3 [Member]
Other real estate owned		6,992
Fair Value, Inputs, Level 3 [Member] | Appraisal of Collateral [Member]
Impaired loans, fair value estimate	[1]	4,111	$ 5,166
Other real estate owned	[1]	$ 6,992
Fair Value, Inputs, Level 3 [Member] | Appraisal of Collateral [Member] | Measurement Input, Appraised Value [Member]
Other real estate owned	[2]	0.199
Fair Value, Inputs, Level 3 [Member] | Appraisal of Collateral [Member] | Minimum [Member] | Measurement Input, Appraised Value [Member]
Impaired loans	[2]	0.176	0.403
Impaired loans	[2]	(0.176)	(0.403)
Fair Value, Inputs, Level 3 [Member] | Appraisal of Collateral [Member] | Maximum [Member] | Measurement Input, Appraised Value [Member]
Impaired loans	[2]	0.485	0.474
Impaired loans	[2]	(0.485)	(0.474)
Fair Value, Inputs, Level 3 [Member] | Appraisal of Collateral [Member] | Weighted Average [Member] | Measurement Input, Appraised Value [Member]
Impaired loans	[2]	0.227	0.418
Impaired loans	[2]	(0.227)	(0.418)

[1]	Fair value is generally determined through independent appraisals of the underlying collateral, which generally include various level III inputs which are not identifiable, less any associated allowance.
[2]	Appraisals may be adjusted by management for qualitative factors such as economic conditions and estimated liquidation expenses. The range and weighted average of liquidation expenses and other appraisal adjustments are presented as a percent of the appraisal.